Accounts Payable (Details Narrative) - USD ($)	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Accounts payable and accrued liabilities	$ 55,295	$ 86,664	$ 12,800
Investor Relation Consulting Agreement [Member]
Accounts payable and accrued liabilities	$ 6,000